Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PSCX	Pacer Swan SOS Conservative (January) ETF
PSCW	Pacer Swan SOS Conservative (April) ETF
PSCJ	Pacer Swan SOS Conservative (July) ETF
PSCQ	Pacer Swan SOS Conservative (October) ETF
PSMD	Pacer Swan SOS Moderate (January) ETF
PSMR	Pacer Swan SOS Moderate (April) ETF
PSMJ	Pacer Swan SOS Moderate (July) ETF
PSMO	Pacer Swan SOS Moderate (October) ETF
PSFD	Pacer Swan SOS Flex (January) ETF
PSFM	Pacer Swan SOS Flex (April) ETF
PSFJ	Pacer Swan SOS Flex (July) ETF
PSFO	Pacer Swan SOS Flex (October) ETF
(each, a “Fund” and together, the “Funds”)

Supplement dated October 1, 2024 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated February 28, 2024, as previously supplemented
As described in each Fund’s Summary Prospectus and the Funds’ Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in a Fund for a given period of approximately one year (the “Investment Period”).
On September 30, 2024, the previous Investment Period for the Pacer Swan SOS Conservative (October) ETF, the Pacer Swan SOS Moderate (October) ETF, and the Pacer Swan SOS Flex (October) ETF (collectively, the “Pacer Swan SOS October Series”) ended. A new Investment Period for the Pacer Swan SOS October Series began as of October 1, 2024 and will end on September 30, 2025. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
Pacer Swan SOS Conservative (January) ETF	January 2, 2024	December 31, 2024	14.20%	13.45%
Pacer Swan SOS Conservative (April) ETF	April 1, 2024	March 31, 2025	16.29%	15.69%
Pacer Swan SOS Conservative (July) ETF	July 1, 2024	June 30, 2025	15.21%	14.61%
Pacer Swan SOS Conservative (October) ETF	October 1, 2024	September 30, 2025	11.75%	11.15%
Pacer Swan SOS Moderate (January) ETF	January 2, 2024	December 31, 2024	13.65%	12.90%
Pacer Swan SOS Moderate (April) ETF	April 1, 2024	March 31, 2025	14.78%	14.18%
Pacer Swan SOS Moderate (July) ETF	July 1, 2024	June 30, 2025	13.84%	13.24%
Pacer Swan SOS Moderate (October) ETF	October 1, 2024	September 30, 2025	11.64%	11.04%
Pacer Swan SOS Flex (January) ETF	January 2, 2024	December 31, 2024	15.43%	14.68%
Pacer Swan SOS Flex (April) ETF	April 1, 2024	March 31, 2025	16.53%	15.93%
Pacer Swan SOS Flex (July) ETF	July 1, 2024	June 30, 2025	15.27%	14.67%
Pacer Swan SOS Flex (October) ETF	October 1, 2024	September 30, 2025	13.31%	12.71%

Supplement Closing [Text Block]	ck0001616668_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Conservative (January) ETF | Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCX
Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (April) ETF | Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCW
Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (July) ETF | Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCJ
Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Conservative (October) ETF | Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCQ
Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Moderate (January) ETF | Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMD
Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (April) ETF | Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMR
Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (July) ETF | Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMJ
Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Moderate (October) ETF | Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMO
Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (January) ETF
Pacer Swan SOS Flex (January) ETF | Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFD
Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (April) ETF | Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFM
Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (July) ETF | Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFJ
Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (October) ETF
Pacer Swan SOS Flex (October) ETF | Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFO